Restructuring Costs - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Expense	$ 71.7	$ 4.0	$ 73.0	$ 9.4	$ 20.7	$ 46.2	$ 41.6
Expected cost remaining					$ 20.7	$ 46.2	$ 41.6		$ 7.9
Multi-Year Restructuring Program
Restructuring Cost and Reserve [Line Items]
Expense	71.1
Total expected cost	$ 100.0		$ 100.0
Forecast | Multi-Year Restructuring Program
Restructuring Cost and Reserve [Line Items]
Expected cost remaining								$ 25.0	$ 5.0